2. Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Proforma information

The pro forma results of continuing operations are prepared for comparative purposes only and do not necessarily reflect the results that would have occurred had the acquisitions occurred at the beginning of the period presented or the results which may occur in the future.

	Pro Forma 2018	Pro forma 2017

REVENUE	1,393,687	4,393,687

NET INCOME (LOSS) FOR THE PERIOD	$(7,211,221)	$(7,211,221)

JM Enterprise Key Tax Group [Member]
Net assets acquired
Key Tax Fair Value
Cash	$9,484
Accounts receivable	90,766
Other assets	250,000
Property and equipment	6,044
Goodwill	1,407,915
Liabilities	(464,209)
Total	$1,300,000

Platinum Tax Defenders [Member]
Net assets acquired

The preliminary purchase allocation of the net assets acquired is as follows:

Platinum Fair Value
Cash	$138,906
Accounts receivable	105,669
Other assets	60,041
Property and equipment	6,010
Goodwill	2,092,048
Liabilities	(272,674)
Total	$2,130,000

Red Rock Travel Group [Member]
Net assets acquired

The preliminary purchase allocation of the net assets acquired is as follows:

Red Rock Fair Value
Cash	$22,515
Intangible assets*	300,000
Property and equipment	55,286
Goodwill*	1,459,725
Liabilities	(1,662,526)
Total	$175,000

* Subsequent to the acquisition, the Company determined that the intangible assets and goodwill should be fully impaired and written off.